Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 77,669	$ (9,807,820)	$ 451,373,645	$ (16,339,765)	$ (28,333,239)	$ 722,481	$ 397,692,971
Balance (in Shares) at Dec. 31, 2022	77,668,730
Stock issuance and award	$ 11,686		9,357,192				9,368,878
Stock issuance and award (in Shares)	11,685,968
Stock based compensation			3,476,058				3,476,058
Stock buyback		(507,013)	(3,731)				(510,744)
Cancellation of the Treasury Stock	$ (3,489)	9,807,820	(9,804,331)
Cancellation of the Treasury Stock (in Shares)	(3,488,559)
Stock option exercise	$ 1,667		3,448,322				3,449,989
Stock option exercise (in Shares)	1,666,661
Net income (loss)				7,132		1,662,635	1,669,767
Foreign currency translation					(8,636,827)		(8,636,827)
Balance at Dec. 31, 2023	$ 87,533	(507,013)	457,847,155	(16,332,633)	(36,970,066)	2,385,116	406,510,092
Balance (in Shares) at Dec. 31, 2023	87,532,800
Stock issuance and award	$ 20		4,532,762				4,532,782
Stock issuance and award (in Shares)	20,000
Stock based compensation			1,584,443				1,584,443
Stock buyback		(3,878,869)	(41,487)				(3,920,356)
Net income (loss)				(50,495,663)		(454,683)	(50,950,346)
Foreign currency translation					(11,127,149)		(11,127,149)
Balance at Dec. 31, 2024	$ 87,553	(4,385,882)	463,922,873	(66,828,296)	(48,097,215)	1,930,433	$ 346,629,466
Balance (in Shares) at Dec. 31, 2024	87,552,800						85,475,666
Stock issuance and award	$ 1,180		6,451,152				$ 6,452,332
Stock issuance and award (in Shares)	1,181,067
Stock based compensation			1,025,646				1,025,646
Cancellation of the escrow shares	$ (3,951)		3,951
Cancellation of the escrow shares (in Shares)	(3,951,368)
Acquisition of non-controlling interests			(592,674)			(245,208)	(837,882)
Net income (loss)				(93,883,973)		(1,685,969)	(95,569,942)
Foreign currency translation					12,360,728		12,360,728
Balance at Dec. 31, 2025	$ 84,782	$ (4,385,882)	$ 470,810,948	$ (160,712,269)	$ (35,736,487)	$ (744)	$ 270,060,348
Balance (in Shares) at Dec. 31, 2025	84,782,499						82,705,365